Long-term investments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Long Term Investments And Notes Receivable [Abstract]
Schedule of Long-term Investments
Long-term investments consist of the following:

	June 30,	December 31,
(millions of U.S. dollars)	2025	2024

Long-term investments carried at fair value	$1.9	$2.1

Other long-term investments
Tax equity investments (a)	$139.0	$—
Equity-method investees (b)	46.4	38.1
San Antonio Water System and other	27.7	27.6
	$213.1	$65.7
Long-term investments	$215.0	$67.8

Schedule of Income from Long-term Investments
Income from long-term investments for the three and six months ended June 30 is as follows:

	Three months ended		Six months ended
	June 30		June 30
(millions of U.S. dollars)	2025	2024	2025	2024
Gain on investments carried at fair value
Atlantica	$—	$169.9	$—	$22.1
Other	—	—	—	0.1
	$—	$169.9	$—	$22.2
Dividend and interest income from investments carried at fair value
Atlantica	$—	$21.8	$—	$43.6

Other long-term investments
Tax equity investments (a)	$1.2	$—	$2.6	$—
Equity method gain (b)	1.1	2.5	2.1	1.8
Interest and other income (loss)	4.4	(0.5)	4.8	2.1
	$6.7	$2.0	$9.5	$3.9
Income from long-term investments	$6.7	$193.7	$9.5	$69.7